SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment
	As of December 31,
	2015	2016

Computers and other electronic equipment	$784	$989
Furniture and fixtures	15	6
Leasehold improvements	34	35
Motor vehicles	14	13

	847	1,043

Less: accumulated depreciation	(548)	(622)

	$299	$421

Estimated Average Useful Lives of Intangible Assets
Core technology	3 years
Customer relationship	9.5 years

Property Plant and Equipment by Estimated Useful Life [Member]
Property, Plant and Equipment

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in earnings.

Deposits [Member]
Details of Banks and Customer Accounting for Ten Percent or More of Total Deposits and Receivable
	As of December 31,
Bank	2015	2016
	%	%

Bank A	82.7	83.7
Bank B	*	10.8
Bank C	16.2	*
  *              The amount was less than 10%.

Notes Receivable [Member]
Details of Banks and Customer Accounting for Ten Percent or More of Total Deposits and Receivable
Customers accounting for 10% or more of total revenues from continuing operations are as below:

	For years ended December 31,
Customer	2014	2015	2016
	%	%	%

Customer A	-	54.8	40.5
Customer B	-	*	14.6
Customer C	25.5	-	-
Customer D	23.8	-	-

*           The amount was less than 10%.